Other Long-Term Receivable (Tables)	12 Months Ended
Sep. 30, 2022
Other Long-Term Receivable [Abstract]
Schedule of other long-term receivable
	September 30, 2022	September 30, 2021
Escrow deposits for IPO proceeds	$400,000	$-
Long- term deposits for contracts performance	313,986	-
Other long-term receivables	109,130	-
Total	$823,116	$-